Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Balance - beginning of year	$ 46,728	$ 35,500
Lease payments	(29,494)	(34,720)
Assumed on Greenstone Acquisition	17,871	0
Additions	52,739	40,605
Disposals	(7,593)	(313)
Interest expense	4,868	3,825
Foreign exchange (gain) loss	(2,373)	1,345
Foreign currency translation	(2,380)	486
Balance - end of year	80,366	46,728
Current	19,833	26,343
Non-current	60,533	20,385
Lease liabilities	$ 80,366	$ 46,728